Revenue (Details Narrative) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Mar. 31, 2024	Mar. 31, 2023
Revenue from Contract with Customer [Abstract]
Contract assets	$ 470		$ 255	$ 0
Deferred revenue recognized	60	$ 101	193	228
Deferred revenue	223		261	193
Deferred revenue, non current	$ 0		$ 0	$ 0